Supplemental Financial Information (Cash Paid For Interest And Income Taxes) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Supplemental Financial Information [Abstract]
Interest, net of amounts capitalized	$ 182.2	$ 150.7	$ 28.6
Income taxes	$ 203.9	$ 88.1	$ 113.7